Provisions and other non-financial liabilities	12 Months Ended
Dec. 31, 2020
Disclosure of other provisions [abstract]
Disclosure of provisions [text block]
Note 19	Provisions and other non-financial liabilities

19.1	Types of provisions
	As of December 31, 2020			As of December 31, 2019
Types of provisions	Current	Non-current	Total	Current	Non-current	Total
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Provision for legal complaints (1)	8,905	1,260	10,165	13,472	1,452	14,924
Provision for dismantling, restoration and rehabilitation cost (2)	-	61,265	61,265	-	33,238	33,238
Other provisions (3)	95,261	92	95,353	97,093	-	97,093
Total	104,166	62,617	166,783	110,565	34,690	145,255

(1) These provisions correspond to legal processes that are pending resolution or that have not yet been disbursed, these provisions are mainly related to litigation involving the subsidiaries located in Chile, Brazil and the United States (see note 21.1).
(2) The commitments related to Sernageomin have been incorporated through the issuance of the guarantee for the restoration of the place where the production sites are located.
(3) See Note 19.2

19.2	Description of other provisions

Current provisions, other short-term provisions	As of December 31, 2020	As of December 31, 2019
	ThUS$	ThUS$
Rent under Lease contract (1)	85,167	90,320
Provision for additional tax related to foreign loans	740	543
End of agreement bonus	8,159	3,641
Directors’ per diem allowance	698	1,802
Miscellaneous provisions	497	787
Total	95,261	97,093
(1) Payment Obligations for the lease contract with CORFO: These correspond to obligations assumed in the Lease Agreement. Our subsidiary SQM Salar holds exclusive rights to exploit the mineral resources in an area covering approximately 140,000 hectares of land in the Salar de Atacama in northern Chile, of which SQM Salar is only entitled to exploit the mineral resources in 81,920 hectares. These rights are owned by Corfo and leased to SQM Salar pursuant to the Lease Agreement. Corfo cannot unilaterally amend the Lease Agreement and the Project Agreement, and the rights to exploit the resources cannot be transferred. The Lease Agreement establishes that SQM Salar is responsible for making quarterly lease payments to Corfo according to specified percentages of the value of production of minerals extracted from the Salar de Atacama brines, maintaining Corfo’s rights over the Mining Exploitation Concessions and making annual payments to the Chilean government for such concession rights. The Lease Agreement was entered into in 1993 and expires on December 31, 2030. On January 17, 2018, SQM and CORFO reached an agreement to end an arbitration process directed by the arbitrator, Mr. Héctor Humeres Noguer, in case 1954-2014 of the Arbitration and Mediation Center of Santiago Chamber of Commerce and other cases related to it.

The agreement signed in January 2018, includes important amendments to the lease agreement and project agreement signed between CORFO and SQM in 1993. The main modifications became effective on April 10, 2018 and requires an increase in the lease payments by increasing the lease rates associated with the sale of the different products produced in the Salar de Atacama, including lithium carbonate, lithium hydroxide and potassium chloride. This agreement has been amended since it was signed and it is reasonable to expect that it will continue to be amended as mutually agreed by the parties.

Additionally, SQM Salar commits to contribute to research and development efforts, as well as to the communities in close proximity to the Salar de Atacama and provide a percentage of total annual sales of SQM Salar to regional development.

SQM Salar commits to contribute between US$10.8 million and US$18.9 million per year to research and development efforts, between US$10 to US$15 million per year to the communities in close proximity to the Salar de Atacama, and 1.7% of total annual sales of SQM Salar to regional development.

19.3	Other non-financial liabilities, Current

Description of other liabilities	As of December 31, 2020	As of December 31, 2019
	ThUS$	ThUS$
Tax withholdings	1,208	3,345
VAT payable	1,642	3,465
Guarantees received	2,636	2,641
Accrual for dividend	8,027	68,890
Monthly tax provisional payments	8,407	16,659
Deferred income	6,435	3,033
Withholdings from employees and salaries payable	5,017	4,575
Accrued vacations (1)	24,003	21,686
Other current liabilities	3,580	2,605
Total	60,955	126,899

(1) Vacation benefit (short-term benefits to employees, current) is in line with the provisions established in Chile’s Labor Code, which indicates that employees with more than a year of service will be entitled to annual vacation for a period of at least fifteen paid business days. The Company provides the benefit of two additional vacation days.

19.4	Changes in provisions

Description of items that gave rise to variations as of December 31, 2020	Legal complaints	Provision for dismantling, restoration and rehabilitation cost	Others provisions	Total
	ThUS$	ThUS$	ThUS$	ThUS$
Total provisions, initial balance	14,924	33,238	97,093	145,255
Changes
Additional provisions	62,922	30,974	60,685	154,581
Provision used	(67,685)	-	(59,939)	(127,624)
Increase(decrease) in foreign currency exchange	4	-	(2,486)	(2,482)
Others	-	(2,947)	-	(2,947)
Total Increase (decreases)	(4,759)	28,027	(1,740)	21,528
Total	10,165	61,265	95,353	166,783

Description of items that gave rise to variations as of December 31, 2019	Legal complaints	Provision for dismantling, restoration and rehabilitation cost	Others provisions	Total
	ThUS$	ThUS$	ThUS$	ThUS$
Total provisions, initial balance	14,862	28,822	94,335	138,019
Changes
Additional provisions	4,111	-	150,314	154,425
Provision used	(4,049)	-	(147,532)	(151,581)
Increase(decrease) in foreign currency exchange	-	-	(24)	(24)
Others	-	4,416	-	4,416
Total Increase (decreases)	62	4,416	2,758	7,236
Total	14,924	33,238	97,093	145,255

Description of items that gave rise to variations as of December 31, 2018	Legal complaints	Provision for dismantling, restoration and rehabilitation cost	Others provisions	Total
	ThUS$	ThUS$	ThUS$	ThUS$
Total provisions, initial balance	19,419	26,954	47,073	93,446
Changes
Additional provisions	1,000	1,820	181,244	184,064
Provision used	(5,557)	-	(133,949)	(139,506)
Increase(decrease) in foreign currency exchange	-	-	-	-
Others	-	48	(33)	15
Total Increase (decreases)	(4,557)	1,868	47,262	44,573
Total	14,862	28,822	94,335	138,019